FRANKLIN TEMPLETON GROUP
                         777 Mariners Island Boulevard
                              San Mateo, CA 94404




September 1, 2000


Filed Via EDGAR (CIK 0000872625)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  FRANKLIN STRATEGIC SERIES
           File Nos. 33-39088 and 811-6243

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 31, 2000.

Sincerely yours,

FRANKLIN STRATEGIC SERIES


/s/ David P. Goss
Counsel

DPG/jg

cc:   Mark H. Plafker, Esq.